Document and Entity Information	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000839759
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false